Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	180,971.41
Total Transaction Valuation	1,310,437,427.28
Total Offset Amount	180,971.41
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A